Putnam International Value Fund
The fund's portfolio
3/31/23 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value
Aerospace and defense (1.1%)
BAE Systems PLC (United Kingdom)	277,607	$3,365,432

		3,365,432
Air freight and logistics (1.4%)
Deutsche Post AG (Germany)	90,904	4,246,149

		4,246,149
Automobile components (0.9%)
Magna International, Inc. (Canada)	52,570	2,815,792

		2,815,792
Automobiles (1.3%)
Yamaha Motor Co., Ltd. (Japan)	156,000	4,087,854

		4,087,854
Banks (18.1%)
AIB Group PLC (Ireland)	1,568,662	6,389,082
ANZ Group Holdings, Ltd. (Australia)	395,897	6,098,488
BNP Paribas SA (France)	96,227	5,755,311
CaixaBank SA (Spain)	543,448	2,115,719
DBS Group Holdings, Ltd. (Singapore)	135,683	3,372,023
DNB Bank ASA (Norway)	152,544	2,736,226
Hana Financial Group, Inc. (South Korea)	131,171	4,124,754
HSBC Holdings PLC (United Kingdom)	1,156,256	7,871,872
ING Groep NV (Netherlands)	796,385	9,474,652
Mizuho Financial Group, Inc. (Japan)	126,820	1,798,562
Sumitomo Mitsui Financial Group, Inc. (Japan)	194,400	7,794,952

		57,531,641
Beverages (2.2%)
Asahi Group Holdings, Ltd. (Japan)	59,500	2,215,185
Coca-Cola Europacific Partners PLC (Spain)	77,894	4,610,546

		6,825,731
Broadline retail (0.8%)
Pan Pacific International Holdings Corp. (Japan)	136,700	2,645,357

		2,645,357
Building products (1.1%)
Compagnie de Saint-Gobain (France)	60,685	3,455,264

		3,455,264
Capital markets (2.4%)
Quilter PLC (United Kingdom)	1,204,269	1,255,281
UBS Group AG (Switzerland)	300,024	6,335,354

		7,590,635
Chemicals (0.5%)
LANXESS AG (Germany)	40,394	1,657,309

		1,657,309
Construction and engineering (3.0%)
Vinci SA (France)	81,464	9,347,955

		9,347,955
Construction materials (1.4%)
CRH PLC (Ireland)	84,802	4,285,738

		4,285,738
Consumer staples distribution and retail (2.3%)
Koninklijke Ahold Delhaize NV (Netherlands)	141,436	4,837,881
Seven & i Holdings Co., Ltd. (Japan)	53,400	2,408,868

		7,246,749
Diversified telecommunication services (4.4%)
Deutsche Telekom AG (Germany)	215,972	5,231,037
Nippon Telegraph & Telephone Corp. (Japan)	236,100	7,051,716
Telstra Group, Ltd. (Australia)	552,334	1,560,272

		13,843,025
Electric utilities (1.9%)
Fortum OYJ (Finland)	95,665	1,467,333
SSE PLC (United Kingdom)	200,306	4,461,727

		5,929,060
Electrical equipment (0.1%)
Siemens Energy AG (Germany)(NON)	16,461	361,327

		361,327
Financial services (2.1%)
Eurazeo SE (France)	44,715	3,185,657
ORIX Corp. (Japan)	197,900	3,263,886

		6,449,543
Food products (1.6%)
Ajinomoto Co., Inc. (Japan)	90,700	3,156,343
Kerry Group PLC Class A (Ireland)	17,345	1,728,591

		4,884,934
Health care equipment and supplies (1.3%)
Hoya Corp. (Japan)	35,700	3,947,820

		3,947,820
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	95,364	2,397,826

		2,397,826
Household durables (2.3%)
Cairn Homes PLC (Ireland)	1,304,427	1,445,509
Panasonic Holdings Corp. (Japan)	235,500	2,107,801
Sony Group Corp. (Japan)	40,800	3,709,300

		7,262,610
Industrial conglomerates (2.6%)
Siemens AG (Germany)	49,976	8,089,552

		8,089,552
Insurance (8.4%)
AIA Group, Ltd. (Hong Kong)	667,000	7,008,423
AXA SA (France)	212,482	6,497,026
Prudential PLC (United Kingdom)	305,601	4,179,488
QBE Insurance Group, Ltd. (Australia)	641,988	6,269,836
Sompo Holdings, Inc. (Japan)	57,400	2,278,084

		26,232,857
Machinery (1.5%)
MinebeaMitsumi, Inc. (Japan)	205,200	3,917,561
NSK, Ltd. (Japan)	153,400	877,567

		4,795,128
Metals and mining (3.0%)
Anglo American PLC (London Exchange) (United Kingdom)	152,684	5,053,459
Rio Tinto PLC (United Kingdom)	63,386	4,295,993

		9,349,452
Multi-utilities (2.0%)
Veolia Environnement SA (France)	206,151	6,369,873

		6,369,873
Oil, gas, and consumable fuels (8.2%)
BP PLC (United Kingdom)	1,089,188	6,895,585
Shell PLC (London Exchange) (United Kingdom)	292,026	8,362,364
Suncor Energy, Inc. (Canada)	195,266	6,062,421
TotalEnergies SE (France)	73,604	4,342,839

		25,663,209
Passenger airlines (1.4%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	992,180	4,407,715

		4,407,715
Personal care products (1.1%)
Unilever PLC (United Kingdom)	64,913	3,357,217

		3,357,217
Pharmaceuticals (5.7%)
AstraZeneca PLC (United Kingdom)	49,531	6,874,906
Sanofi (France)	99,639	10,850,901

		17,725,807
Real estate management and development (0.7%)
Mitsui Fudosan Co., Ltd. (Japan)	115,900	2,178,061

		2,178,061
Semiconductors and semiconductor equipment (1.4%)
Renesas Electronics Corp. (Japan)(NON)	301,900	4,383,189

		4,383,189
Specialty retail (1.3%)
JD Sports Fashion PLC (United Kingdom)	1,921,869	4,231,416

		4,231,416
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	129,063	2,968,080

		2,968,080
Trading companies and distributors (4.9%)
Ferguson PLC (United Kingdom)	20,846	2,750,946
ITOCHU Corp. (Japan)	111,400	3,627,516
Mitsubishi Corp. (Japan)	247,000	8,880,184

		15,258,646
Wireless telecommunication services (1.8%)
KDDI Corp. (Japan)	63,900	1,973,329
Vodafone Group PLC (United Kingdom)	3,253,772	3,596,354

		5,569,683

Total common stocks (cost $275,993,146)		$300,757,636

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.875%, 8/15/45(i)	$185,000	$158,264

Total U.S. treasury obligations (cost $158,264)		$158,264

SHORT-TERM INVESTMENTS (2.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88%(AFF)	Shares	7,764,458	$7,764,458
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(P)	Shares	250,000	250,000
U.S. Treasury Bills 4.776%, 5/2/23(SEGSF)		$500,000	498,152

Total short-term investments (cost $8,512,445)			$8,512,610
TOTAL INVESTMENTS

Total investments (cost $284,663,855)			$309,428,510

	FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $82,804,326) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/19/23	$1,998,001	$2,036,705	$(38,704)
		British Pound	Sell	6/21/23	3,155,556	3,150,298	(5,258)
		Canadian Dollar	Sell	4/19/23	1,853,101	1,850,961	(2,140)
		Euro	Buy	6/21/23	559,445	548,016	11,429
		New Taiwan Dollar	Buy	5/17/23	1,084,031	1,074,059	9,972
		New Taiwan Dollar	Sell	5/17/23	1,084,031	1,112,223	28,192
		Swedish Krona	Buy	6/21/23	1,010,572	999,032	11,540
		Swiss Franc	Buy	6/21/23	997,995	972,017	25,978
	Barclays Bank PLC
		British Pound	Sell	6/21/23	1,798,871	1,743,978	(54,893)
		Japanese Yen	Sell	5/17/23	1,998,535	2,025,090	26,555
		New Taiwan Dollar	Buy	5/17/23	1,670,943	1,655,572	15,371
		New Taiwan Dollar	Sell	5/17/23	1,670,943	1,713,148	42,205
	Citibank, N.A.
		Australian Dollar	Buy	4/19/23	329,656	336,351	(6,695)
		British Pound	Sell	6/21/23	1,003,339	972,537	(30,802)
		Danish Krone	Buy	6/21/23	1,404,680	1,378,818	25,862
		Euro	Buy	6/21/23	1,418,002	1,389,173	28,829
		Singapore Dollar	Buy	5/17/23	416,476	421,921	(5,445)
		Swiss Franc	Buy	6/21/23	367,456	357,781	9,675
	Goldman Sachs International
		Australian Dollar	Buy	4/19/23	758,697	774,025	(15,328)
		British Pound	Sell	6/21/23	1,088,093	1,054,590	(33,503)
		Euro	Buy	6/21/23	940,579	921,188	19,391
		Israeli Shekel	Buy	4/19/23	429,668	440,739	(11,071)
		Japanese Yen	Sell	5/17/23	80,660	82,809	2,149
		South Korean Won	Sell	5/17/23	55,818	59,215	3,397
		Swiss Franc	Buy	6/21/23	415,840	404,928	10,912
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/19/23	955,060	1,027,557	(72,497)
		British Pound	Buy	6/21/23	931,557	925,479	6,078
		Hong Kong Dollar	Buy	5/17/23	540,261	542,143	(1,882)
		Norwegian Krone	Buy	6/21/23	263,507	264,257	(750)
		Swedish Krona	Buy	6/21/23	1,737,795	1,718,268	19,527
		Swiss Franc	Buy	6/21/23	821,431	816,152	5,279
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/21/23	1,208,182	1,171,175	(37,007)
		Canadian Dollar	Sell	4/19/23	1,433,769	1,432,234	(1,535)
		Danish Krone	Buy	6/21/23	424,231	416,423	7,808
		New Zealand Dollar	Buy	4/19/23	303,846	304,155	(309)
		Singapore Dollar	Buy	5/17/23	293,377	297,164	(3,787)
		South Korean Won	Sell	5/17/23	4,029,143	4,304,087	274,944
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/19/23	1,012,310	1,014,292	(1,982)
		Australian Dollar	Sell	4/19/23	1,012,310	1,012,456	146
		British Pound	Sell	6/21/23	797,383	772,717	(24,666)
		Canadian Dollar	Buy	4/19/23	1,120,490	1,107,956	12,534
		Canadian Dollar	Sell	4/19/23	1,120,490	1,127,201	6,711
		Czech Koruna	Buy	6/21/23	482,629	470,880	11,749
		Euro	Sell	6/21/23	756,820	784,720	27,900
		Norwegian Krone	Buy	6/21/23	469,945	471,081	(1,136)
		Swedish Krona	Buy	6/21/23	570,885	554,297	16,588
		Swiss Franc	Buy	6/21/23	4,230,264	4,119,367	110,897
	NatWest Markets PLC
		Australian Dollar	Buy	4/19/23	849,455	884,961	(35,506)
		Australian Dollar	Sell	4/19/23	849,455	867,534	18,079
		Japanese Yen	Sell	5/17/23	867,689	849,754	(17,935)
		Swedish Krona	Buy	6/21/23	3,653,136	3,609,357	43,779
		Swiss Franc	Buy	6/21/23	4,014,573	3,909,520	105,053
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/19/23	912,390	930,644	(18,254)
		British Pound	Sell	6/21/23	4,220,051	4,069,265	(150,786)
		Canadian Dollar	Sell	4/19/23	742,380	741,477	(903)
		Israeli Shekel	Buy	4/19/23	1,182,603	1,203,790	(21,187)
		Japanese Yen	Buy	5/17/23	1,000,221	1,007,679	(7,458)
		Singapore Dollar	Buy	5/17/23	277,425	281,058	(3,633)
		Swedish Krona	Buy	6/21/23	736,443	727,840	8,603
		Swiss Franc	Buy	6/21/23	502,469	489,156	13,313
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/19/23	34,644	35,341	(697)
		British Pound	Sell	6/21/23	1,282,558	1,243,245	(39,313)
		Canadian Dollar	Sell	4/19/23	1,510,516	1,520,427	9,911
		Euro	Buy	6/21/23	424,704	415,967	8,737
		Swiss Franc	Buy	6/21/23	710,555	691,838	18,717
	UBS AG
		Canadian Dollar	Sell	4/19/23	1,803,219	1,801,290	(1,929)
		Euro	Buy	6/21/23	432,982	424,097	8,885
		Israeli Shekel	Buy	4/19/23	333,698	339,713	(6,015)
		Swedish Krona	Buy	6/21/23	232,947	230,156	2,791
		Swiss Franc	Buy	6/21/23	1,532,647	1,492,222	40,425
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/19/23	712,185	711,364	(821)
		Japanese Yen	Sell	5/17/23	1,476,027	1,498,508	22,481
		Swedish Krona	Buy	6/21/23	702,826	698,888	3,938

	Unrealized appreciation						1,076,330

	Unrealized (depreciation)						(653,827)

	Total						$422,503
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $313,704,507.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$8,480,239	$68,173,032	$68,888,813	$218,717	$7,764,458

	Total Short-term investments	$8,480,239	$68,173,032	$68,888,813	$218,717	$7,764,458
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $152,388.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	23.4%
	United Kingdom	23.3
	France	16.1
	Germany	6.3
	Australia	5.9
	Netherlands	4.6
	Ireland	4.4
	Canada	2.9
	United States	2.7
	Hong Kong	2.3
	Spain	2.2
	Switzerland	2.1
	South Korea	1.3
	Singapore	1.1
	Norway	0.9
	Finland	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $251,248 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $152,388 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$19,412,708	$—
Consumer discretionary	2,815,792	20,625,063	—
Consumer staples	4,610,546	20,672,165	—
Energy	6,062,421	19,600,788	—
Financials	—	97,804,676	—
Health care	—	21,673,627	—
Industrials	—	53,327,168	—
Information technology	—	4,383,189	—
Materials	—	15,292,499	—
Real estate	—	2,178,061	—
Utilities	—	12,298,933	—

Total common stocks	13,488,759	287,268,877	—
U.S. treasury obligations	—	158,264	—
Short-term investments	250,000	8,262,610	—

Totals by level	$13,738,759	$295,689,751	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$422,503	$—

Totals by level	$—	$422,503	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$83,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com